Lease - Additional Information (Detail)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	2 years 8 months 26 days	1 year 10 months 2 days
Operating Lease, Weighted Average Discount Rate, Percent	6.59%	5.40%